Business Segments (Narrative) (Detail) ¥ in Billions		6 Months Ended
	Apr. 01, 2021	Sep. 30, 2021 segment	Sep. 30, 2020 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment		7
Business Plan, Term	3 years
Retail & Commercial Banking Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			¥ 104.6
Asset Management & Investor Services Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			1.3
Japanese Corporate & Investment Banking Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			0.6
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			0.9
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			2.4
Operating Segments | Global Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			0.9
Other
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)			¥ 6.5